                                                               Mutual of America

                             SEPARATE ACCOUNT NO. 2

                                 ANNUAL REPORT

                                       &

                               ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                       CALVERT SOCIAL BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                               DECEMBER 31, 1998

   This report is not to be construed as an offering for sale of any Variable
                            Product. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                            Separate Account No. 2
                                 Annual Report
                               December 31, 1998

Dear Participant:

  We are pleased to send you the 1998 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

    The Investment Company Money Market Fund: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

    The Investment Company All America Fund: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

    The Investment Company Equity Index Fund: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

    The Investment Company Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

    The Investment Company Short-Term Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

    The Investment Company Mid-Term Bond Fund: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

    The Investment Company Composite Fund: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

    The Investment Company Aggressive Equity Fund: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

                                       I

    The Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

    The Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

    The Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

    VP Capital Appreciation Fund: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

    The Calvert Social Balanced Portfolio (formerly, Calvert Responsibly Balanced Portfolio): This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

    The Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

    The Fidelity VIP II Contrafund Portfolio: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

    The Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term money market investments.

  For the year ended December 31, 1998, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................ + 3.8%
     Investment Company All America Fund................................ +19.4%
     Investment Company Equity Index Fund............................... +26.6%
     Investment Company Bond Fund....................................... + 5.6%
     Investment Company Short-Term Bond Fund............................ + 4.1%
     Investment Company Mid-Term Bond Fund.............................. + 4.8%
     Investment Company Composite Fund.................................. +12.7%
     Investment Company Aggressive Equity Fund.......................... - 6.6%
     Scudder Bond Fund.................................................. + 5.0%
     Scudder Capital Growth Fund........................................ +21.4%
     Scudder International Fund......................................... +16.7%
     American Century VP Capital Appreciation Fund...................... - 3.4%
     Calvert Social Balanced Fund....................................... +14.5%
     Fidelity VIP Equity-Income Fund.................................... +10.1%
     Fidelity VIP II Contrafund......................................... +28.1%
     Fidelity VIP II Asset Manager Fund................................. +13.4%

-------
(1) The seven-day net annualized effective yield as of 2/16/99 was 3.18% and is not necessarily indicative of future actual yields.

Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.


                                      II

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

  Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3285.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ MANFRED ALTSTADT

                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                       Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                      III

                                    CONTENTS

                                                                          Page
                                                                          ----
Annual Report of Mutual of America Separate Account No. 2................    I
 Statement of Assets and Liabilities.....................................    V
 Statement of Operations.................................................  VII
 Statements of Changes in Net Assets.....................................   IX
 Notes to Financial Statements...........................................  XII
 Report of Independent Public Accountants................................ XVII
Annual Report of Mutual of America Investment Corporation................    1
 President's Message.....................................................    1
 Portfolio Management Discussions........................................    2
 Portfolio of Investments in Securities:
  Money Market Fund......................................................    9
  All America Fund.......................................................   10
  Equity Index Fund......................................................   18
  Bond Fund..............................................................   23
  Short-Term Bond Fund...................................................   26
  Mid-Term Bond Fund.....................................................   28
  Composite Fund.........................................................   30
  Aggressive Equity Fund.................................................   35
 Statement of Assets and Liabilities.....................................   37
 Statement of Operations.................................................   38
 Statements of Changes in Net Assets.....................................   39
 Financial Highlights....................................................   41
 Notes to Financial Statements...........................................   47
 Report of Independent Public Accountants................................   52
Annual Report of Scudder Variable Life Investment Fund
Annual Report of VP Capital Appreciation Fund of American Century
 Variable Portfolios, Inc.
Annual Report of Calvert Social Balanced Portfolio of Calvert Variable
 Series, Inc.
Annual Report of Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio
Annual Report of Fidelity Investments Variable Insurance Products Fund
 II: Contrafund Portfolio
Annual Report of Fidelity Investments Variable Insurance Products Fund
 II: Asset Manager Portfolio

                                       IV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                           Mutual of America
                          ----------------------------------------------------
                          Money Market All America   Equity Index     Bond
                              Fund         Fund          Fund         Fund
                          ------------ ------------  ------------ ------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market
 value
 (Cost:
 Money Market Fund --
  $39,380,057
 All America Fund --
  $314,846,209
 Equity Index Fund --
  $208,860,111
 Bond Fund --
  $57,089,249)
 (Notes 1 and 2)......... $38,794,254  $400,667,622  $268,859,036 $ 56,229,192
Due From (To) Mutual of
 America General
 Account.................      60,443    (1,972,421)      427,185       53,002
                          -----------  ------------  ------------ ------------
Net Assets............... $38,854,697  $398,695,201  $269,286,221 $ 56,282,194
                          ===========  ============  ============ ============
Unit Value at December
 31, 1998 (Note 5).......     $  2.03       $  8.09       $  2.86      $  3.17
                              =======       =======       =======      =======
Number of Units
 Outstanding at December
 31, 1998 (Note 5).......  19,121,114    49,275,431    94,019,102   17,745,706
                          ===========  ============  ============ ============
                                           Mutual of America
                          ----------------------------------------------------
                                                                   Aggressive
                           Short-Term    Mid-Term     Composite      Equity
                           Bond Fund    Bond Fund        Fund         Fund
                          ------------ ------------  ------------ ------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market
 value
 (Cost:
 Short-Term Bond Fund --
  $3,989,514
 Mid-Term Bond Fund --
  $10,128,129
 Composite Fund --
  $279,954,844
 Aggressive Equity
 Fund -- $126,609,916)
 (Notes 1 and 2)......... $ 3,915,558  $  9,709,998  $294,734,308 $127,225,340
Due From (To) Mutual of
 America General
 Account.................      22,080       (15,440)      158,200      144,542
                          -----------  ------------  ------------ ------------
Net Assets............... $ 3,937,638  $  9,694,558  $294,892,508 $127,369,882
                          ===========  ============  ============ ============
Unit Value at December
 31, 1998 (Note 5).......     $  1.24       $  1.32       $  4.93      $  2.02
                              =======       =======       =======      =======
Number of Units
 Outstanding at December
 31, 1998 (Note 5).......   3,164,391     7,325,150    59,833,037   63,175,525
                          ===========  ============  ============ ============

   The accompanying notes are an integral part of these financial statements.

                                       V

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                          Scudder                  American Century
                          ---------------------------------------  ----------------
                                         Capital                      VP Capital
                             Bond        Growth     International    Appreciation
                             Fund         Fund          Fund             Fund
                          ----------- ------------- -------------  ----------------
Assets:
Investments in Scudder
 Portfolios and American
 Century VP Capital
 Appreciation Fund at
 market value
 (Cost:
 Scudder Bond Fund --
  $22,860,803
 Scudder Capital Growth
 Fund -- $269,953,351
 Scudder International
 Fund -- $122,545,170
 American Century VP
 Capital Appreciation
  Fund -- $37,696,440)
 (Notes 1 and 2)........  $22,876,887 $413,363,547  $135,499,688     $35,269,693
Due From (To) Mutual of
 America General
 Account................          989       91,296       (18,735)         24,550
                          ----------- ------------  ------------     -----------
Net Assets..............  $22,877,876 $413,454,843  $135,480,953     $35,294,243
                          =========== ============  ============     ===========
Unit Value at December
 31, 1998 (Note 5)......      $ 13.02      $ 36.07       $ 16.93         $ 10.69
                              =======      =======       =======         =======
Number of Units
 Outstanding at December
 31, 1998 (Note 5)......    1,757,491   11,462,117     8,004,295       3,302,870
                          =========== ============  ============     ===========
                            Calvert                     Fidelity
                          ----------- ---------------------------------------------
                            Social         VIP         VIP II           VIP II
                           Balanced   Equity-Income    Contra       Asset Manager
                             Fund         Fund          Fund             Fund
                          ----------- ------------- -------------  ----------------
Assets:
Investments in Calvert
 Responsibly Invested
 Portfolio and Fidelity
 Portfolios at market
 value
 (Cost:
 Calvert Responsibly
 Invested Portfolio --
  $36,579,163
 VIP Equity-Income
 Fund -- $102,105,966
 VIP II Contra Fund --
  $122,795,284
 VIP II Asset Manager
 Fund -- $32,517,836)
 (Notes 1 and 2)........  $43,340,973 $123,143,902  $175,975,729     $35,916,658
Due From (To) Mutual of
 America General
 Account................        9,166        9,264       359,027        (149,852)
                          ----------- ------------  ------------     -----------
Net Assets..............  $43,350,139 $123,153,166  $176,334,756     $35,766,806
                          =========== ============  ============     ===========
Unit Value at December
 31, 1998 (Note 5)......      $  3.04      $ 30.65       $ 26.16         $ 24.04
                              =======      =======       =======         =======
Number of Units
 Outstanding at December
 31, 1998 (Note 5)......   14,257,171    4,018,401     6,741,574       1,487,673
                          =========== ============  ============     ===========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                                            Mutual of America
                          -------------------------------------------------------
                          Money Market All America    Equity          Bond
                              Fund        Fund      Index Fund        Fund
                          ------------ -----------  ----------- -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $1,752,196  $47,402,384  $20,729,224    $ 3,838,355
                           ----------  -----------  -----------    -----------
Total income............    1,752,196   47,402,384   20,729,224      3,838,355
                           ----------  -----------  -----------    -----------
Expenses (Note 3):
 Fees...................      439,058    4,632,136    2,649,161        568,911
 Administrative
  Expenses..............       71,769      178,081      121,206         65,912
                           ----------  -----------  -----------    -----------
Total Expenses..........      510,827    4,810,217    2,770,367        634,823
                           ----------  -----------  -----------    -----------
Net Investment Income
 (Loss).................    1,241,369   42,592,167   17,958,857      3,203,532
                           ----------  -----------  -----------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........       94,044   10,190,529    3,546,239        196,930
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (8,215)  12,779,143   26,951,145       (981,434)
                           ----------  -----------  -----------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........       85,829   22,969,672   30,497,384       (784,504)
                           ----------  -----------  -----------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $1,327,198  $65,561,839  $48,456,241    $ 2,419,028
                           ==========  ===========  ===========    ===========
                                            Mutual of America
                          -------------------------------------------------------
                           Short-Term   Mid-Term     Composite  Aggressive Equity
                           Bond Fund    Bond Fund      Fund           Fund
                          ------------ -----------  ----------- -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $  179,684  $   508,247  $12,314,050    $ 1,141,598
                           ----------  -----------  -----------    -----------
Total income............      179,684      508,247   12,314,050      1,141,598
                           ----------  -----------  -----------    -----------
Expenses (Note 3):
 Fees...................       41,775       92,737    3,545,242      1,700,257
 Administrative
  Expenses..............        8,743       11,324      207,511         57,962
                           ----------  -----------  -----------    -----------
Total Expenses..........       50,518      104,061    3,752,753      1,758,219
                           ----------  -----------  -----------    -----------
Net Investment Income
 (Loss).................      129,166      404,186    8,561,297       (616,621)
                           ----------  -----------  -----------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........        3,822      (28,267)     554,735       (632,431)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (6,616)     (46,309)  24,996,236     (8,050,244)
                           ----------  -----------  -----------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........       (2,794)     (74,576)  25,550,971     (8,682,675)
                           ----------  -----------  -----------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $  126,372  $   329,610  $34,112,268    $(9,299,296)
                           ==========  ===========  ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                                                                  American
                                        Scudder                   Century      Calvert
                          ------------------------------------- ------------  ----------
                                        Capital                  VP Capital     Social
                             Bond       Growth    International Appreciation   Balanced
                             Fund        Fund         Fund          Fund         Fund
                          ----------  ----------- ------------- ------------  ----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $1,222,480  $21,046,614  $15,648,053  $ 2,169,052   $3,132,097
                          ----------  -----------  -----------  -----------   ----------
Total income............   1,222,480   21,046,614   15,648,053    2,169,052    3,132,097
                          ----------  -----------  -----------  -----------   ----------
Expenses (Note 3):
 Fees...................     252,137    4,669,765    1,625,423      406,935      475,473
 Administrative
  Expenses..............      36,639       95,388       16,719        8,081       60,528
                          ----------  -----------  -----------  -----------   ----------
Total Expenses..........     288,776    4,765,153    1,642,142      415,016      536,001
                          ----------  -----------  -----------  -----------   ----------
Net Investment Income
 (Loss).................     933,704   16,281,461   14,005,911    1,754,036    2,596,096
                          ----------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........     (12,188)   7,179,053    7,712,372   (1,068,586)     276,019
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      56,186   46,681,634   (2,792,240)  (2,044,118)   2,332,229
                          ----------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      43,998   53,860,687    4,920,132   (3,112,704)   2,608,248
                          ----------  -----------  -----------  -----------   ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $  977,702  $70,142,148  $18,926,043  $(1,358,668)  $5,204,344
                          ==========  ===========  ===========  ===========   ==========

                                                      Fidelity
                                       ---------------------------------------
                                            VIP        VIP II       VIP II
                                       Equity-Income   Contra    Asset Manager
                                           Fund         Fund         Fund
                                       ------------- ----------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................  $ 6,472,639  $ 6,753,142  $3,312,566
                                        -----------  -----------  ----------
Total income..........................    6,472,639    6,753,142   3,312,566
                                        -----------  -----------  ----------
Expenses (Note 3):
 Fees.................................    1,322,031    1,599,575     355,427
 Administrative Expenses..............      144,647       69,906      54,809
                                        -----------  -----------  ----------
Total Expenses........................    1,466,678    1,669,481     410,236
                                        -----------  -----------  ----------
Net Investment Income (Loss)..........    5,005,961    5,083,661   2,902,330
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on
  investments.........................      853,854    2,644,396     (12,448)
 Net unrealized appreciation
  (depreciation) of investments.......    4,356,202   27,595,754     895,986
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments................    5,210,056   30,240,150     883,538
                                        -----------  -----------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations............  $10,216,017  $35,323,811  $3,785,868
                                        ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1998 and 1997

                                                      Investment Company
                          --------------------------------------------------------------------------------
                             Money Market Fund          All America Fund            Equity Index Fund
                          ------------------------  --------------------------  --------------------------
                             1998         1997          1998          1997          1998          1997
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 1,241,369  $ 1,562,015  $ 42,592,167  $ 38,428,360  $ 17,958,857  $  1,775,466
 Net realized gain
  (loss) on
  investments...........       94,044      132,331    10,190,529     6,823,750     3,546,239     1,092,959
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (8,215)    (446,463)   12,779,143    22,669,697    26,951,145    24,542,212
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    1,327,198    1,247,883    65,561,839    67,921,807    48,456,241    27,410,637
                          -----------  -----------  ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    7,176,418    5,788,009    33,052,837    31,724,926    38,144,487    22,975,577
 Withdrawals............   (4,295,360)  (4,229,179)  (27,468,692)  (21,956,687)  (16,569,868)   (6,932,093)
 Net transfers..........    1,797,850   (2,770,906)  (19,139,304)      360,521    44,795,692    49,789,027
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    4,678,908   (1,212,076)  (13,555,159)   10,128,760    66,370,311    65,832,511
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........    6,006,106       35,807    52,006,680    78,050,567   114,826,552    93,243,148
Net Assets:
Beginning of Year.......   32,848,591   32,812,784   346,688,521   268,637,954   154,459,669    61,216,521
                          -----------  -----------  ------------  ------------  ------------  ------------
End of Year.............  $38,854,697  $32,848,591  $398,695,201  $346,688,521  $269,286,221  $154,459,669
                          ===========  ===========  ============  ============  ============  ============
                                                      Investment Company
                          --------------------------------------------------------------------------------
                                 Bond Fund            Short-Term Bond Fund         Mid-Term Bond Fund
                          ------------------------  --------------------------  --------------------------
                             1998         1997          1998          1997          1998          1997
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 3,203,532  $ 1,945,958  $    129,166  $    133,338  $    404,186  $    278,336
 Net realized gain
  (loss) on
  investments...........      196,930      111,901         3,822        17,305       (28,267)      (98,969)
 Net unrealized
  appreciation
  (depreciation) of
  investment............     (981,434)     889,880        (6,616)      (40,822)      (46,309)      101,700
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    2,419,028    2,947,739       126,372       109,821       329,610       281,067
                          -----------  -----------  ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    7,033,074    4,701,303       734,187       668,221     1,120,290       813,398
 Withdrawals............   (4,982,221)  (4,020,196)     (427,168)     (647,104)     (627,755)     (586,994)
 Net transfers..........   13,841,212     (136,699)      696,139       252,496     3,231,316       585,047
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........   15,892,065      544,408     1,003,158       273,613     3,723,851       811,451
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........   18,311,093    3,492,147     1,129,530       383,434     4,053,461     1,092,518
Net Assets:
Beginning of Year.......   37,971,101   34,478,954     2,808,108     2,424,674     5,641,097     4,548,579
                          -----------  -----------  ------------  ------------  ------------  ------------
End of Year.............  $56,282,194  $37,971,101  $  3,937,638  $  2,808,108  $  9,694,558  $  5,641,097
                          ===========  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       IX

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1998 and 1997

                                          Investment Company
                          ------------------------------------------------------
                               Composite Fund          Aggressive Equity Fund
                          --------------------------  --------------------------
                              1998          1997          1998          1997
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  8,561,297  $ 55,725,648  $   (616,621) $ 13,631,161
 Net realized gain
  (loss) on
  investments...........       554,735     3,228,464      (632,431)      808,445
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    24,996,236   (20,441,501)   (8,050,244)    5,321,047
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    34,112,268    38,512,611    (9,299,296)   19,760,653
                          ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    25,635,215    23,905,684    28,696,822    29,301,342
 Withdrawals............   (23,076,061)  (24,479,468)  (12,588,115)   (9,246,392)
 Net transfers..........    (9,295,063)  (20,666,992)  (33,256,371)   24,458,890
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    (6,735,909)  (21,240,776)  (17,147,664)   44,513,840
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........    27,376,359    17,271,835   (26,446,960)   64,274,493
Net Assets:
Beginning of Year.......   267,516,149   250,244,314   153,816,842    89,542,349
                          ------------  ------------  ------------  ------------
End of Year.............  $294,892,508  $267,516,149  $127,369,882  $153,816,842
                          ============  ============  ============  ============

                                                            Scudder
                          --------------------------------------------------------------------------------
                                 Bond Fund             Capital Growth Fund         International Fund
                          ------------------------  --------------------------  --------------------------
                             1998         1997          1998          1997          1998          1997
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   933,704  $   791,376  $ 16,281,461  $ 14,929,366  $ 14,005,911  $  1,048,262
 Net realized gain
  (loss) on
  investments...........      (12,188)     (87,907)    7,179,053     3,989,169     7,712,372    10,918,585
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       56,186      447,914    46,681,634    53,719,471    (2,792,240)   (3,147,476)
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........      977,702    1,151,383    70,142,148    72,638,006    18,926,043     8,819,371
                          -----------  -----------  ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    3,111,360    2,487,844    45,075,165    34,121,380    15,352,696    15,851,344
 Withdrawals............   (1,812,991)  (1,538,662)  (27,386,892)  (19,076,131)  (11,406,891)   (9,604,601)
 Net Transfers..........    2,253,912      610,052    (3,209,197)   36,296,377    (6,070,868)      377,532
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    3,552,281    1,559,234    14,479,076    51,341,626    (2,125,063)    6,624,275
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........    4,529,983    2,710,617    84,621,224   123,979,632    16,800,980    15,443,646
Net Assets:
Beginning of Year.......   18,347,893   15,637,276   328,833,619   204,853,987   118,679,973   103,236,327
                          -----------  -----------  ------------  ------------  ------------  ------------
End of Year.............  $22,877,876  $18,347,893  $413,454,843  $328,833,619  $135,480,953  $118,679,973
                          ===========  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       X

                 MUTUAL OF AMERICA LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1998 and 1997

                               American Century               Calvert
                            ------------------------  ------------------------
                                  VP Capital
                               Appreciation Fund       Social Balanced Fund
                            ------------------------  ------------------------
                               1998         1997         1998         1997
                            -----------  -----------  -----------  -----------
Increase (Decrease) in Net
 Assets:
From Operations:
 Net investment income
  (loss)..................  $ 1,754,036  $   710,068  $ 2,596,096  $ 1,887,424
 Net realized gain (loss)
  on investments..........   (1,068,586)   1,238,144      276,019      235,099
 Net unrealized
  appreciation
  (depreciation) of
  investments.............   (2,044,118)  (4,227,421)   2,332,229    2,600,706
                            -----------  -----------  -----------  -----------
Net Increase (Decrease) in
 net assets resulting from
 operations...............   (1,358,668)  (2,279,209)   5,204,344    4,723,229
                            -----------  -----------  -----------  -----------
From Unit Transactions:
 Contributions............    5,340,709    8,707,773    7,547,920    6,373,996
 Withdrawals..............   (4,483,088)  (6,920,015)  (2,809,892)  (2,497,692)
 Net Transfers............  (13,981,957) (33,483,832)     365,285      521,192
                            -----------  -----------  -----------  -----------
Net Increase (Decrease)
 from unit transactions...  (13,124,336) (31,696,074)   5,103,313    4,397,496
                            -----------  -----------  -----------  -----------
Net Increase (Decrease) in
 Net Assets...............  (14,483,004) (33,975,283)  10,307,657    9,120,725
Net Assets:
Beginning of Year.........   49,777,247   83,752,530   33,042,482   23,921,757
                            -----------  -----------  -----------  -----------
End of Year...............  $35,294,243  $49,777,247  $43,350,139  $33,042,482
                            ===========  ===========  ===========  ===========

                                                           Fidelity
                          -------------------------------------------------------------------------------
                                    VIP                       VIP II                     VIP II
                               Equity-Income                  Contra                  Asset Manager
                                    Fund                       Fund                       Fund
                          -------------------------  --------------------------  ------------------------
                              1998         1997          1998          1997         1998         1997
                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $  5,005,961  $ 4,699,779  $  5,083,661  $  1,128,152  $ 2,902,330  $ 1,194,878
 Net realized gain
  (loss) on
  investments...........       853,854      278,906     2,644,396       992,567      (12,448)      25,536
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     4,356,202   11,806,259    27,595,754    16,333,421      895,986    1,637,367
                          ------------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    10,216,017   16,784,944    35,323,811    18,454,140    3,785,868    2,857,781
                          ------------  -----------  ------------  ------------  -----------  -----------
From Unit Transactions:
 Contributions..........    22,499,025   16,485,680    25,700,149    21,050,465    8,419,597    5,663,920
 Withdrawals............    (9,180,957)  (5,431,923)  (11,133,735)   (6,172,824)  (2,785,815)  (1,306,235)
 Net Transfers..........     2,658,613   17,763,089    11,315,492    17,442,009    2,047,842    6,221,869
                          ------------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........    15,976,681   28,816,846    25,881,906    32,319,650    7,681,624   10,579,554
                          ------------  -----------  ------------  ------------  -----------  -----------
Net Increase (Decrease)
 in Net Assets..........    26,192,698   45,601,790    61,205,717    50,773,790   11,467,492   13,437,335
Net Assets:
Beginning of Year.......    96,960,468   51,358,678   115,129,039    64,355,249   24,299,314   10,861,979
                          ------------  -----------  ------------  ------------  -----------  -----------
End of Year.............  $123,153,166  $96,960,468  $176,334,756  $115,129,039  $35,766,806  $24,299,314
                          ============  ===========  ============  ============  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies and Organization

  Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

  On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation Fund. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Social Balanced Fund (formerly, Calvert Responsibly Invested Balanced Portfolio) became available as an investment alternative. The Calvert Social Balanced Fund invests in a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

  On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available. These funds invest in corresponding funds of the Investment Company.

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. Investments

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1998 are as follows:

                                                           Number of  Net Asset
                                                            Shares      Value
                                                          ----------- ---------
     Investment Company Funds:
       Money Market Fund.................................  32,754,324   $1.18
       All America Fund.................................. 138,352,892    2.90
       Equity Index Fund................................. 109,673,279    2.45
       Bond Fund.........................................  39,470,522    1.42
       Short-Term Bond Fund..............................   3,804,353    1.03
       Mid-Term Bond Fund................................  10,667,632    0.91
       Composite Fund.................................... 165,687,292    1.78
       Aggressive Equity Fund............................  84,338,638    1.51

                                      XII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                            Number of  Net Asset
                                                              Shares     Value
                                                            ---------- ---------
     Scudder Portfolios:
      Bond Portfolio.......................................  3,325,129  $ 6.88
      Capital Growth Portfolio--Class "A".................. 17,259,438   23.95
      International Portfolio--Class "A"...................  9,306,297   14.56
     American Century VP Capital Appreciation Fund.........  3,910,166    9.02
     Calvert Social Balanced Portfolio..................... 20,281,223    2.14
     Fidelity Portfolios:
      Equity-Income--"Initial" Class.......................  4,844,371   25.42
      Contrafund--"Initial" Class..........................  7,200,316   24.44
      Asset Manager--"Initial" Class.......................  1,977,790   18.16

3. Expenses

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund, for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. Dividends

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1998 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1998. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1998. The combined amount of these dividends was as follows:

     Money Market Fund............................................. $ 1,752,196
     All America Fund..............................................  47,402,384
     Equity Index Fund.............................................  20,792,224
     Bond Fund.....................................................   3,838,355
     Short-Term Bond Fund..........................................     179,684
     Mid-Term Bond Fund............................................     508,247
     Composite Fund................................................  12,314,050
     Aggressive Equity Fund........................................   1,141,598

  On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 28, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,222,480.

  On January 28, 1998, February 25, 1998, April 28, 1998, July 29, 1998 and
October 28, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $21,046,614.

  On February 25, 1998, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $15,648,053.

                                     XIII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

  On March 13, 1998, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $2,169,052.

  On December 30, 1998, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $3,132,097.

  On February 6, 1998, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $6,472,639.

  On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $6,753,142.

  On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $3,312,566.

5. Financial Highlights

  Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31, 1998, or, if not in existence a full year, the initial period ended December 31:

                                             Investment Company Money Market
                                                           Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $1.95  $1.87  $1.80  $1.72  $1.68
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $2.03  $1.95  $1.87  $1.80  $1.72
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 19,121 16,831 17,511 17,502 17,653
                                            ====== ====== ====== ====== ======
                                              Investment Company All America
                                                           Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $6.76  $5.39  $4.52  $3.35  $3.36
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $8.09  $6.76  $5.39  $4.52  $3.35
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 49,275 51,312 49,798 43,620 38,669
                                            ====== ====== ====== ====== ======
                                             Investment Company Equity Index
                                                           Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $2.26  $1.72  $1.42  $1.05  $1.05
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $2.86  $2.26  $1.72  $1.42  $1.05
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 94,019 68,462 35,660 17,109  4,644
                                            ====== ====== ====== ====== ======
                                               Investment Company Bond Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $3.00  $2.75  $2.69  $2.28  $2.39
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $3.17  $3.00  $2.75  $2.69  $2.28
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 17,746 12,671 12,548 12,083 10,601
                                            ====== ====== ====== ====== ======
                                            Investment Company Short-Term Bond
                                                           Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $1.19  $1.14  $1.10  $1.03  $1.03
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $1.24  $1.19  $1.14  $1.10  $1.03
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  3,164  2,355  2,129  1,447  1,132
                                            ====== ====== ====== ====== ======

                                      XIV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                             Investment Company Mid-Term Bond
                                                           Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $1.26  $1.19  $1.16  $1.01  $1.06
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $1.32  $1.26  $1.19  $1.16  $1.01
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  7,325  4,478  3,828  2,848  1,444
                                            ====== ====== ====== ====== ======
                                            Investment Company Composite Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $4.36  $3.75  $3.39  $2.82  $2.95
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $4.93  $4.36  $3.75  $3.39  $2.82
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 59,833 61,359 66,715 70,558 73,239
                                            ====== ====== ====== ====== ======
                                              Investment Company Aggressive
                                                       Equity Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $2.15  $1.80  $1.43  $1.05  $1.00
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $2.02  $2.15  $1.80  $1.43  $1.05
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 63,176 71,468 49,800 20,858  9,145
                                            ====== ====== ====== ====== ======
                                                    Scudder Bond Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $12.37 $11.48 $11.30  $9.69 $10.32
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $13.02 $12.37 $11.48 $11.30  $9.69
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  1,757  1,484  1,362  1,269  1,169
                                            ====== ====== ====== ====== ======
                                               Scudder Capital Growth Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $29.64 $22.11 $18.64 $14.67 $16.46
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $36.07 $29.64 $22.11 $18.64 $14.67
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 11,462 11,094  9,266  8,556  8,121
                                            ====== ====== ====== ====== ======
                                                Scudder International Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $14.46 $13.43 $11.85 $10.80 $11.06
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $16.93 $14.46 $13.43 $11.85 $10.80
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  8,004  8,205  7,688  7,269  8,610
                                            ====== ====== ====== ====== ======
                                                     American Century
                                            ----------------------------------
                                               VP Capital Appreciation Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $11.04 $11.53 $12.18  $9.39  $9.61
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $10.69 $11.04 $11.53 $12.18  $9.39
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  3,303  4,510  7,264  8,061  6,361
                                            ====== ====== ====== ====== ======
                                                         Calvert
                                            ----------------------------------
                                                   Social Balanced Fund
                                            ----------------------------------
                                             1998   1997   1996   1995   1994
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $2.65  $2.23  $2.01  $1.57  $1.64
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $3.04  $2.65  $2.23  $2.01  $1.57
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 14,257 12,479 10,713  7,849  5,986
                                            ====== ====== ====== ====== ======

                                       XV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                 Fidelity
                          -------------------------------------------------------
                            VIP Equity-Income Fund        VIP II Contra Fund
                          --------------------------- ---------------------------
                           1998   1997   1996   1995   1998   1997   1996   1995
                          ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
 year...................  $27.77 $21.93 $19.43 $16.30 $20.36 $16.59 $13.85 $11.43
                          ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
 year...................  $30.65 $27.77 $21.93 $19.43 $26.16 $20.36 $16.59 $13.85
                          ====== ====== ====== ====== ====== ====== ====== ======
Thousands of units
 outstanding, end of
 year...................   4,018  3,491  2,342    728  6,742  5,656  3,880  1,792
                          ====== ====== ====== ====== ====== ====== ====== ======

                                                             Fidelity
                                                    ---------------------------
                                                     VIP II Asset Manager Fund
                                                    ---------------------------
                                                     1998   1997   1996   1995
                                                    ------ ------ ------ ------
Unit value, beginning of year...................... $21.14 $17.72 $15.66 $14.04
                                                    ====== ====== ====== ======
Unit value, end of year............................ $24.04 $21.14 $17.72 $15.66
                                                    ====== ====== ====== ======
Thousands of units outstanding, end of year........  1,488  1,150    613    184
                                                    ====== ====== ====== ======

                                      XVI

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of American Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ ARTHUR ANDERSEN LLP


New York, New York
February 19, 1999

                                     XVII

                    Mutual of America Life Insurance Company

           320 Park Avenue New York, New York 10022-6839 212-224-1600